OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
OTHER CURRENT LIABILITIES	OTHER CURRENT LIABILITIES

	Note	December 31, 2025	December 31, 2024
Current portion of equipment financing facilities	18(a)	$36,057	$16,004
Current portion of lease liabilities	19(b)	25,263	19,833
Current portion of reclamation and closure cost provisions	17	4,516	11,972
Cash-settled share based payments	20(c)	10,097	2,014
Other current liabilities		6,730	2,335
		$82,663	$52,158